Bank Indebtedness and Other Financings - Components of Bank Indebtedness and Other Financings (Parenthetical) (Detail)	0 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended									12 Months Ended						12 Months Ended
	Jun. 25, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2013 Limited Partner [Member] USD ($) Ratio	Dec. 31, 2013 Limited Partner [Member] CAD Ratio	Dec. 31, 2013 Unsecured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Unsecured Revolving Credit Facility [Member] Maximum [Member]	Dec. 31, 2013 Domestic Line of Credit [Member] USD ($) CreditFacility	Dec. 31, 2013 Domestic Line of Credit [Member] CAD	Dec. 31, 2012 Domestic Line of Credit [Member] USD ($) CreditFacility	Dec. 31, 2012 Domestic Line of Credit [Member] CAD	Dec. 12, 2013 Domestic Line of Credit [Member] USD ($)	Dec. 31, 2013 Domestic Line of Credit [Member] Minimum [Member]	Dec. 31, 2013 Domestic Line of Credit [Member] Maximum [Member]	Dec. 12, 2013 Domestic Line of Credit [Member] Maximum [Member]	Dec. 31, 2013 Foreign Line of Credit [Member] USD ($)	Dec. 31, 2013 Foreign Line of Credit [Member] CAD	Dec. 31, 2013 Foreign Line of Credit [Member] Minimum [Member]	Dec. 31, 2013 Foreign Line of Credit [Member] Maximum [Member]	Dec. 31, 2013 Secured VTB Mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2012 Secured VTB Mortgages [Member] USD ($) MortgageLoan	Dec. 31, 2012 Secured VTB Mortgages [Member] Unsecured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Secured VTB Mortgages [Member] Unsecured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Secured VTB Mortgages [Member] Domestic Line of Credit [Member] Limited Partner [Member] USD ($) MortgageLoan	Dec. 31, 2013 Secured VTB Mortgages [Member] Domestic Line of Credit [Member] Limited Partner [Member] CAD	Dec. 31, 2012 Secured VTB Mortgages [Member] Domestic Line of Credit [Member] Limited Partner [Member] USD ($) MortgageLoan	Dec. 31, 2012 Secured VTB Mortgages [Member] Domestic Line of Credit [Member] Limited Partner [Member] CAD	Dec. 31, 2013 Secured VTB Mortgages [Member] Domestic Line of Credit [Member] Limited Liability Company [Member] USD ($) MortgageLoan	Dec. 31, 2012 Secured VTB Mortgages [Member] Domestic Line of Credit [Member] Limited Liability Company [Member] USD ($) MortgageLoan	Dec. 31, 2013 Secured VTB Mortgages [Member] Domestic Line of Credit [Member] Minimum [Member] Limited Partner [Member]	Dec. 31, 2013 Secured VTB Mortgages [Member] Domestic Line of Credit [Member] Maximum [Member] Limited Partner [Member]	Dec. 31, 2013 Due To Affiliate [Member] Unsecured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Brookfield Residential US Corporation [Member] USD ($)	Dec. 31, 2013 Brookfield Residential US Corporation [Member] Minimum [Member] LIBOR [Member]	Dec. 31, 2013 Brookfield Residential US Corporation [Member] Minimum [Member] Alternate Base Rate [Member]	Dec. 31, 2013 Brookfield Residential US Corporation [Member] Maximum [Member] LIBOR [Member]	Dec. 31, 2013 Brookfield Residential US Corporation [Member] Maximum [Member] Alternate Base Rate [Member]
Debt Instrument [Line Items]
Secured credit facilities										3	3	4	4									29	21			25	25	18	18	4	3
Secured credit facilities amount		$ 206,208,000		$ 190,197,000						$ 206,208,000		$ 190,197,000
Secured credit facilities with Canadian and US dollar										206,200,000	219,000,000	190,200,000	188,700,000
Borrowing limit up to approximately Canadian and US dollars										484,800,000	515,000,000	519,100,000	515,000,000
Fixed interest rate															0.50%	0.75%														1.50%	12.00%	1.00%	2.00%
Minimum maintain tangible net worth						348,300,000	370,000,000	300,000,000						1,044,800,000				348,300,000	370,000,000
Debt to equity covenant						1.75	1.75
Debt to equity covenant						1	1
Cash borrowings outstanding		0
Letters of credit outstanding		14,200,000
Credit facility initiation date		Dec. 19, 2013	Dec. 19, 2013
Line of credit facility amount outstanding								0																										300,000,000	250,000,000
Unsecured senior notes interest rate payments description																																			Interest is charged on the facility at a rate equal to either the adjusted LIBOR plus the applicable rate between 1.875% and 2.25% per annum or the alternate base rate ("ABR") plus the applicable rate between 0.875% and 1.25% per annum, at the option of the borrower.
Fixed rate of interest																																				1.875%	0.875%	2.25%	1.25%
Ratio of indebtedness to capitalization																	65.00%
Secured VTB mortgages		116,580,000		49,413,000																		116,600,000	49,400,000			111,100,000	118,000,000	42,200,000	41,800,000	5,500,000	7,200,000
Secured VTB mortgages mature 2014																														50,900,000
Secured VTB mortgages mature 2015																														34,900,000
Secured VTB mortgages mature 2016																														9,100,000
Secured VTB mortgages mature 2017																														7,400,000
Secured VTB mortgages mature Onwards																														14,300,000
Fixed rates range																																2.50%	6.00%
Project-specific financings		26,065,000	27,700,000	219,719,000	10,700,000
Floating interest rates of prime plus		0.75%	0.75%
Total aggregate indebtedness to tangible net worth		2.25	2.25																	1.00	1.75
Proceeds from unsecured senior notes payable issued	500,000,000
Amount due to affiliates																								0	0
Facility matures																																		2015-12
Floating interest rates ranging from the lower																																		4.50%
Interest expenses on facility				$ 34,700,000																				$ 11,700,000										$ 0
Net debt to book capitalization									65.00%